Annual Total Returns - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 29, 2025
Fidelity Advisor Equity Value Fund - Class A
Bar Chart Table:
Annual Return 2015	(3.46%)
Annual Return 2016	12.85%
Annual Return 2017	13.79%
Annual Return 2018	(9.87%)
Annual Return 2019	23.69%
Annual Return 2020	7.31%
Annual Return 2021	24.28%
Annual Return 2022	(4.16%)
Annual Return 2023	4.93%
Annual Return 2024	8.16%
Fidelity Advisor Equity Value Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017